Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		7 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenue:
Revenues		$ 343,055		$ 517,602	$ 369,804
Expenses
Cryptocurrency mining costs	6,305	386,342		1,071,458	281,790
Depreciation and amortization	64,576	164,520		658,080	112,512
Stock based compensation	170,120	1,923,105		2,681,201	12,338,424
General and administrative expenses	576,289	932,861		3,606,522	5,787,790
Operating expenses
Impairment of mined cryptocurrency		106,105		107,174	59,752
Total Expenses	817,290	3,512,933		8,124,435	18,580,268
Loss from operations	(817,290)	(3,169,878)		(7,606,833)	(18,210,464)
Other income (expense):
Realized loss on sale of cryptocurrency				(127,222)
Impairment of fixed assets				(5,231,752)
Loss on sale of investment				(19,104)
PPP loan forgiveness		197,662		197,662	183,567
Interest expense	(154,076)	(148,064)		(613,827)	(1,175,217)
Other income
Total other income (expense)	(154,076)	49,598		(5,794,243)	(991,650)
Loss from operations before provision for income taxes	(971,366)	(3,120,280)		(13,401,076)	(19,202,114)
Provision for income taxes
Loss from continuing operations	(971,366)	(3,120,280)		(13,401,076)	(19,202,114)
Discontinued operations:
Income (loss) from discontinued operations		31,185		(17,738)	78,242
Gain on sale of discontinued operations					1,853,169
Net income from discontinued operations		31,185		(17,738)	1,931,411
Net Loss	(971,366)	(3,089,095)		(13,418,814)	(17,270,703)
Dividends on preferred stock	(95,472)	(99,510)		(364,384)	(372,325)
Earnings attributable to common stockholders	$ (1,066,838)	$ (3,188,605)		$ (13,783,198)	$ (17,643,028)
Earnings (loss) per common share:
Earnings (loss) per share from continuing operations, basic and diluted	$ (0.09)	$ (0.34)		$ (1.18)	$ (4.12)
Earnings per share from discontinued operations, basic and diluted					0.41
Earnings (loss) per share, basic and diluted	$ (0.09)	$ (0.34)		$ (1.18)	$ (3.71)
Weighted average common shares outstanding, basic and diluted	12,246,036	9,427,905		11,648,878	4,755,244
Prairie Operating Co LLC [Member]
Revenue:
Revenues
Expenses
General and administrative expenses	64,392		461,520
Operating expenses
Total Expenses	64,392		461,520
Discontinued operations:
Net Loss	$ (64,392)		$ (461,520)